INVENTORIES (Tables)	13 Months Ended
Sep. 30, 2023
Inventories [Abstract]
Disclosure of detailed information about inventories
The Company’s inventories are comprised of the following balances as at September 30, 2023 and August 31, 2022:

	SEPTEMBER 30, 2023
	CAPITALIZED COST	FAIR VALUE ADJUSTMENT	CARRYING VALUE
Plants in drying stage	$1,033	$949	$1,982
Dry cannabis
Available for packaging	15,250	16,398	31,648
Packaged inventory	4,634	1,559	6,193
Flower and trim available for extraction	1,180	1,602	2,782
Concentrated extract	3,745	2,111	5,856
Formulated extracts
Available for packaging	3,681	366	4,047
Packaged inventory	2,224	80	2,304
Packaging and supplies	8,786	—	8,786
	$40,533	$23,065	$63,598

	AUGUST 31, 2022
	CAPITALIZED COST	FAIR VALUE ADJUSTMENT	CARRYING VALUE
Plants in drying stage	$1,439	$1,346	$2,785
Dry cannabis
Available for packaging	14,631	6,089	20,720
Packaged inventory	3,843	1,404	5,247
Flower and trim available for extraction	783	889	1,672
Concentrated extract	3,726	1,995	5,721
Formulated extracts
Available for packaging	1,450	85	1,535
Packaged inventory	3,090	227	3,317
Packaging and supplies	9,317	—	9,317
	$38,279	$12,035	$50,314
Flower and trim available for extraction are converted into concentrated extract, which can then be used for oil formulation (combining with a carrier oil) or other products such as edibles, hash, beverage and vaporizable products.